Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2020

AFF40-QTLY-0820
1.818366.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $3,169,061)	3,170,000	3,169,197
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Advisor Series Equity Growth Fund (b)	8,927,233	$144,621,175
Fidelity Advisor Series Growth Opportunities Fund (b)	6,424,493	101,057,271
Fidelity Advisor Series Small Cap Fund (b)	5,831,236	61,402,920
Fidelity Series All-Sector Equity Fund (b)	6,115,703	59,138,850
Fidelity Series Commodity Strategy Fund (b)	14,103,426	54,157,157
Fidelity Series Large Cap Stock Fund (b)	14,948,895	210,330,956
Fidelity Series Large Cap Value Index Fund (b)	1,948,942	21,418,875
Fidelity Series Opportunistic Insights Fund (b)	6,921,101	133,300,396
Fidelity Series Small Cap Opportunities Fund (b)	6,148,943	75,201,579
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,510,894	130,113,293
Fidelity Series Value Discovery Fund (b)	11,445,915	133,917,202
TOTAL DOMESTIC EQUITY FUNDS
(Cost $967,662,590)		1,124,659,674

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	5,170,507	49,326,638
Fidelity Series Emerging Markets Fund (b)	3,808,665	32,564,087
Fidelity Series Emerging Markets Opportunities Fund (b)	15,344,623	294,156,426
Fidelity Series International Growth Fund (b)	9,029,487	154,765,415
Fidelity Series International Small Cap Fund (b)	2,745,884	43,879,233
Fidelity Series International Value Fund (b)	18,405,844	154,793,144
Fidelity Series Overseas Fund (b)	14,942,137	154,202,854
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $780,969,112)		883,687,797

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,432,641	12,850,788
Fidelity Series Floating Rate High Income Fund (b)	282,115	2,431,831
Fidelity Series High Income Fund (b)	1,714,671	15,140,545
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,112,219	42,972,690
Fidelity Series International Credit Fund (b)	120,542	1,234,348
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,746,988	49,321,209
Fidelity Series Real Estate Income Fund (b)	906,303	8,754,888
TOTAL BOND FUNDS
(Cost $127,544,031)		132,706,299

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	4,816,394	4,817,358
Fidelity Series Government Money Market Fund 0.25% (b)(d)	12,762,081	12,762,081
Fidelity Series Short-Term Credit Fund (b)	371,953	3,801,364
TOTAL SHORT-TERM FUNDS
(Cost $21,277,469)		21,380,803
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,900,622,263)		2,165,603,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(712,408)
NET ASSETS - 100%		$2,164,891,362

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Sept. 2020	$147,855	$(113)	$(113)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Sept. 2020	5,562,360	(163,829)	(163,829)
ICE E-mini MSCI EAFE Index Contracts (United States)	23	Sept. 2020	2,045,160	(66)	(66)
TOTAL FUTURES CONTRACTS					$(164,008)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,174,442.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,365
Total	$2,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,787,301	$7,677,797	$9,282,438	$--	$996,522	$33,441,993	$144,621,175
Fidelity Advisor Series Growth Opportunities Fund	72,165,135	4,953,559	6,321,752	--	137,775	30,122,554	101,057,271
Fidelity Advisor Series Small Cap Fund	47,411,627	3,046,546	1,234,446	--	17,355	12,161,838	61,402,920
Fidelity Series All-Sector Equity Fund	49,019,389	2,035,910	3,139,792	--	(212,786)	11,436,129	59,138,850
Fidelity Series Canada Fund	36,517,491	7,119,200	186,061	--	(38,460)	5,914,468	49,326,638
Fidelity Series Commodity Strategy Fund	61,144,816	2,002,215	11,495,903	--	(4,394,577)	6,900,606	54,157,157
Fidelity Series Emerging Markets Debt Fund	11,524,764	296,360	279,761	174,871	7,781	1,301,644	12,850,788
Fidelity Series Emerging Markets Fund	21,546,915	6,663,505	484,134	--	24,329	4,813,472	32,564,087
Fidelity Series Emerging Markets Opportunities Fund	201,828,268	46,223,208	4,264,915	--	505,186	49,864,679	294,156,426
Fidelity Series Floating Rate High Income Fund	2,276,439	57,897	67,684	28,504	(5,169)	170,348	2,431,831
Fidelity Series Government Money Market Fund 0.25%	54,976,567	7,221,227	49,435,713	34,768	--	--	12,762,081
Fidelity Series High Income Fund	14,099,100	363,449	338,421	216,487	2,126	1,014,291	15,140,545
Fidelity Series Inflation-Protected Bond Index Fund	39,223,353	6,804,734	4,452,898	21,724	15,992	1,381,509	42,972,690
Fidelity Series International Credit Fund	1,143,840	8,495	--	8,495	--	75,097	1,234,348
Fidelity Series International Growth Fund	153,159,489	1,342,113	26,139,365	--	7,235,602	19,167,576	154,765,415
Fidelity Series International Small Cap Fund	36,561,752	1,189,737	1,082,818	--	59,653	7,150,909	43,879,233
Fidelity Series International Value Fund	136,792,247	3,831,410	10,158,367	--	(1,255,727)	25,583,581	154,793,144
Fidelity Series Large Cap Stock Fund	181,421,377	4,159,348	6,424,791	--	(564,890)	31,739,912	210,330,956
Fidelity Series Large Cap Value Index Fund	18,950,160	205,091	470,008	--	(42,276)	2,775,908	21,418,875
Fidelity Series Long-Term Treasury Bond Index Fund	44,773,408	8,911,123	3,193,875	973,301	481,126	(1,650,573)	49,321,209
Fidelity Series Opportunistic Insights Fund	105,708,070	8,965,200	7,991,668	--	396,341	26,222,453	133,300,396
Fidelity Series Overseas Fund	128,171,335	7,615,763	7,231,194	--	(562,068)	26,209,018	154,202,854
Fidelity Series Real Estate Income Fund	7,628,885	211,963	212,077	119,867	(20,358)	1,146,475	8,754,888
Fidelity Series Short-Term Credit Fund	3,614,913	84,264	23,798	21,954	137	125,848	3,801,364
Fidelity Series Small Cap Opportunities Fund	59,995,194	4,332,443	1,543,885	--	32,661	12,385,166	75,201,579
Fidelity Series Stock Selector Large Cap Value Fund	111,931,839	3,124,193	2,824,328	--	(79,382)	17,960,971	130,113,293
Fidelity Series Value Discovery Fund	115,753,339	1,914,919	4,508,617	--	(119,777)	20,877,338	133,917,202
Total	$1,829,127,013	$140,361,669	$162,788,709	$1,599,971	$2,617,116	$348,293,210	$2,157,617,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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